Notes to the statement of cash flows - Notes to the statement of cash flows, narrative (Details) € in Thousands			12 Months Ended
	Jul. 15, 2016 EUR (€)	Jan. 29, 2016 EUR (€)	Dec. 31, 2017 EUR (€) ¥ / €	Dec. 31, 2016 EUR (€) ¥ / €	Dec. 31, 2015 EUR (€) $ / €	Dec. 31, 2017 SEK / €	Dec. 31, 2017 £ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 ZAR / €	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 SGD / €	Dec. 31, 2017 BRL / €	Dec. 31, 2017 ₩ / €	Dec. 31, 2017 PLN / €	Dec. 31, 2016 SEK / €	Dec. 31, 2016 £ / €	Dec. 31, 2016 $ / €	Dec. 31, 2016 ZAR / €	Dec. 31, 2016 ¥ / €	Dec. 31, 2016 SGD / €	Dec. 31, 2016 BRL / €	Dec. 31, 2016 ₩ / €	Dec. 31, 2016 PLN / €	Dec. 31, 2014 $ / €
Disclosure Of Exchange Rates Used For Currency Translation [Line Items]
Exchange rate			7.8044	7.3202	1.0887	9.8438	0.8872	1.1993	14.8054	135.0100	1.6024	3.9729	1,279.6100	4.1770	9.5525	0.8562	1.0541	14.4570	123.4000	1.5234	3.4305	1,269.3600	4.4103	1.2141
Amortization of capitalized transaction costs			€ 21,725	€ 31,022	€ 37,858
US Denominated Credit Facility Term Loan
Disclosure Of Exchange Rates Used For Currency Translation [Line Items]
Unrealized foreign currency loss (gains)			(12,834)
Amortization of capitalized transaction costs			4,123
Credit Facility Term Loan
Disclosure Of Exchange Rates Used For Currency Translation [Line Items]
Unrealized foreign currency loss (gains)				3,283
Amortization of capitalized transaction costs	€ 712	€ 389	€ 3,110	2,547	712
Senior Secured Notes And Term Loans
Disclosure Of Exchange Rates Used For Currency Translation [Line Items]
Amortization of capitalized transaction costs				€ 3,810	4,804
Term Loan
Disclosure Of Exchange Rates Used For Currency Translation [Line Items]
Unrealized foreign currency loss (gains)					€ 16,553